General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of General and Administrative Expenses

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Personnel expenses	(23,276)	(22,360)	(19,573)
Compensation	(9,234)	(8,752)	(7,982)
Payroll taxes	(2,832)	(2,567)	(2,540)
Welfare benefits	(3,374)	(3,070)	(2,472)
Retirement plans and post-employment benefits (Note 29)	(107)	279	(240)
Defined benefit	(92)	(81)	(78)
Defined contribution	(15)	360	(162)
Stock option plan (Note 22d)	(234)	(306)	(214)
Training	(232)	(192)	(202)
Employee profit sharing	(3,836)	(3,610)	(3,387)
Dismissals	(457)	(571)	(351)
Provision for labor claims (Note 32)	(2,970)	(3,571)	(2,185)
Administrative expenses	(16,289)	(15,959)	(15,112)
Data processing and telecommunications	(4,152)	(3,966)	(4,052)
Third party services	(4,161)	(4,340)	(4,044)
Installations	(1,256)	(1,161)	(1,022)
Advertising, promotions and publications	(1,167)	(1,036)	(1,095)
Rent	(1,468)	(1,480)	(1,289)
Transportation	(339)	(391)	(411)
Materials	(350)	(313)	(380)
Financial services	(833)	(731)	(614)
Security	(723)	(716)	(675)
Utilities	(408)	(425)	(418)
Travel	(214)	(199)	(212)
Other	(1,218)	(1,201)	(900)
Depreciation	(1,564)	(1,702)	(1,688)
Amortization	(1,470)	(1,292)	(910)
Insurance acquisition expenses	(310)	(721)	(1,138)
Other expenses	(11,209)	(8,870)	(9,205)
Expenses related to credit cards	(3,753)	(3,165)	(3,415)
Losses with third party frauds	(596)	(571)	(468)
Loss on sale of assets held for sale, fixed assets and investments in associates and joint ventures	(495)	(274)	(187)
Provision for civil lawsuits (Note 32)	(1,519)	(1,489)	(2,069)
Provision for tax and social security lawsuits	(670)	(915)	(1,361)
Refund of interbank costs	(288)	(294)	(262)
Provision for Citibank integration expenditures	(504)	—	—
Other	(3,384)	(2,162)	(1,443)

Total	(54,118)	(50,904)	(47,626)